FILED VIA EDGAR

January 12, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Williamsburg Investment Trust File No. 033-25301

Ladies and Gentlemen:

On behalf of Williamsburg Investment Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the definitive Prospectus and Statement of Additional Information for the FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund, two series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on December 30, 2011. The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at (513) 587-3418 if you have any questions.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Vice President